Investment Strategy	Apr. 30, 2026
Driehaus Emerging Markets Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the investment adviser’s philosophy and are integrated into the investment adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Driehaus Emerging Markets Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the investment adviser considers a company to be a small capitalization company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 95% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $8 billion. The market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions.

Emerging markets companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The evaluation of behavioral and macro factors represents significant aspects of the investment adviser’s philosophy and are integrated into the investment adviser’s bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Driehaus Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund, using a growth style of investment, opportunistically invests in equity securities, including common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets.

The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories. Notwithstanding the above, under normal circumstances, the Fund will have exposure to issuers organized, domiciled, or headquartered in at least three different countries (other than its exposure to U.S. issuers). The Fund’s sector and geographic diversification will also vary based on the investment adviser’s evaluation of current economic, political and market factors.

Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. In managing the Fund, the investment adviser uses an investment approach that integrates a top-down (focusing on the economy and market trends) analysis of the overall economy and a bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Driehaus International Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. small capitalization companies. The investment adviser considers non-U.S. small capitalization companies to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 92% of the MSCI All Country World ex USA Small Cap Growth Index consisted of companies with a market capitalization of less than $9 billion. The market capitalizations of companies included in the MSCI All Country World ex USA Small Cap Growth Index will change with market conditions. The

Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited or no operating histories. The Fund may frequently and actively trade its portfolio securities.

The Fund generally defines an “emerging market” as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The amount of the Fund’s assets invested in emerging markets will vary over time and could be substantial. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Investment decisions for the Fund’s growth style of investing, for those companies with operating histories, are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. These decisions involve evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Driehaus International Developed Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities issued by non-U.S. developed market companies of all market-capitalizations.

The Fund will invest in equity securities, including common stock and depositary receipts, of companies located in non-U.S. developed market countries. The Fund’s investment adviser considers a company to be a developed market company if such company is organized under the laws of, if its principal offices are in, its securities are principally traded in, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets in, a developed market country defined by the MSCI World ex USA Growth Index. From time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries or regions. The Fund may invest in companies of any size, but its focus will typically be in large-capitalization companies. The Fund may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. While the Fund will invest primarily in the equity securities of non-U.S. developed market countries, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies and/or non-developed market securities.

In managing the Fund, the investment adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including a company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest.

Driehaus Micro Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro-capitalization (“micro-cap”) companies. For purposes of the Fund, the investment adviser considers a company to be a micro-cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Microcap® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 87% of the Russell Microcap® Growth Index consisted of companies with a market capitalization of less than $4 billion. The market capitalizations of companies included in the Russell Microcap® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. micro-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies above the capitalization range of the Russell Microcap® Growth Index. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Driehaus Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalization (“small-cap”) companies. For purposes of the Fund, the investment adviser considers a company to be a small cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 2000® Growth Index. For the avoidance of doubt, while the reference index is “float-adjusted,” meaning it excludes closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. As of March 31, 2026, approximately 86% of the Russell 2000® Growth Index consisted of companies with a market capitalization of less than $10 billion. The market capitalizations of companies included in the Russell 2000® Growth Index will change with market conditions. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. small-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies above the capitalization range of the Russell 2000® Growth Index. The Fund may invest in companies with limited or no operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalized (“small-cap”) and U.S. medium-capitalized (“mid-cap”) companies (together, “Small/Mid cap” companies). For purposes of the Fund, the investment adviser defines Small/Mid cap companies as companies whose market capitalizations at the time of investment fall within the range of the Russell 2000® Growth Index and the Russell MidCap® Growth Index (as of March 31, 2026, companies with capitalizations of approximately $4 million and $96 billion). The market capitalization of the companies included in the Russell 2000® Growth Index and the Russell Midcap® Growth Index will change with market conditions. For the avoidance of doubt, while the reference indexes are “float-adjusted,” meaning they exclude closely held and other shares unavailable to investors, the investment adviser does not consider a float-adjustment when determining the market capitalization of a company. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. Small/Mid cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depositary Receipts (“ADRs”) or substantially similar instruments that are based on foreign securities) or in securities of companies either below the capitalization range of the Russell 2000® Growth Index or above the capitalization range of the Russell MidCap® Growth Index. The Fund may also invest in companies with limited or no operating histories. The Fund does not employ any industry or sector focus but may from time to time have greater exposure to the securities of issuers within the same industry or sector. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The investment decision is also based on the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.